UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05833

T. Rowe Price Global Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semiannual REPORT
June 30, 2023
Institutional Emerging Markets
Bond Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Emerging Markets Bond Fund
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T. ROWE PRICE Institutional Emerging Markets Bond Fund
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
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ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
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is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”) do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
CREDIT QUALITY DIVERSIFICATION
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of
AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs:
(1) transaction costs, such as redemption fees or sales loads, and
(2) ongoing costs, including management fees, distribution and service
(12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INSTITUTIONAL EMERGING MARKETS BOND FUND
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Actual $1,000.00 $1,041.10 $3.54
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.32   3.51
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period (0.70%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
(Unaudited)
Financial Highlights
4
For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 6 .28 $ 8 .01 $ 8 .56 $ 8 .58 $ 8 .04 $ 9 .04
Investment activities
Net investment income
(1)(2)
0 .17 0 .33 0 .37 0 .40 0 .46 0 .42
Net realized and unrealized gain/
loss 0 .08 ( 1 .72 ) ( 0 .54 ) ( 0 .01 ) 0 .54 ( 0 .92 )
Total from investment activities 0 .25 ( 1 .39 ) ( 0 .17 ) 0 .39 1 .00 ( 0 .50 )
Distributions
Net investment income ( 0 .17 ) ( 0 .34 ) ( 0 .38 ) ( 0 .39 ) ( 0 .45 ) ( 0 .45 )
Net realized gain – – – – – ( 0 .05 )
Tax return of capital – – –
(3)
( 0 .02 ) ( 0 .01 ) –
Total distributions ( 0 .17 ) ( 0 .34 ) ( 0 .38 ) ( 0 .41 ) ( 0 .46 ) ( 0 .50 )
NET ASSET VALUE
End of period $ 6 .36 $ 6 .28 $ 8 .01 $ 8 .56 $ 8 .58 $ 8 .04
Ratios/Supplemental Data
Total return
(2)(4)
4 .11% ( 17 .39 ) % ( 2 .06 ) % 4 .99% 12 .68% ( 5 .61 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .70%
(5)
0 .70% 0 .70% 0 .70% 0 .70% 0 .70%
Net expenses after waivers/
payments by Price Associates 0 .70%
(5)
0 .70% 0 .70% 0 .70% 0 .70% 0 .70%
Net investment income 5 .58%
(5)
5 .04% 4 .51% 5 .02% 5 .45% 4 .93%
Portfolio turnover rate 11 .9% 43 .1% 37 .7% 58 .0% 44 .7% 41 .1%
Net assets, end of period (in
thousands) $ 347,538 $ 358,016 $ 490,849 $ 441,677 $ 485,686 $ 425,745
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Institutional Emerging Markets Bond Fund
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.7%
Government Bonds 1.7%
Republic of Albania, 3.50%, 6/16/27
(EUR)  1,960,000 1,978
Republic of Albania, 3.50%,
11/23/31 (EUR)  (1) 1,925,000 1,755
Republic of Albania, 3.50%,
11/23/31 (EUR)  2,270,000 2,069
Total Albania (Cost
$6,616
)
5,802
ANGOLA 2.1%
Government Bonds 2.1%
Republic of Angola, 8.00%,
11/26/29 (USD)  2,410,000 2,049
Republic of Angola, 8.25%, 5/9/28
(USD)  3,840,000 3,417
Republic of Angola, 8.75%, 4/14/32
(USD)  (1) 530,000 447
Republic of Angola, 9.125%,
11/26/49 (USD)  1,700,000 1,315
Total Angola (Cost
$7,557
)
7,228
ARGENTINA 1.1%
Government Bonds 1.1%
Republic of Argentina, STEP, 0.50%,
7/9/30 (USD)  1,610,121 539
Republic of Argentina, STEP, 1.50%,
7/9/35 (USD)  2,600,026 782
Republic of Argentina, STEP,
3.875%, 1/9/38 (USD)  7,020,959 2,493
Republic of Argentina, Series $GDP,
0.00%, 12/15/35 (USD)  (2)(3) 4,020,000 54
Total Argentina (Cost
$6,620
)
3,868
AZERBAIJAN 0.3%
Government Bonds 0.3%
Republic of Azerbaijan, 3.50%,
9/1/32 (USD)  1,300,000 1,115
Total Azerbaijan (Cost
$1,108
)
1,115
BAHAMAS 0.6%
Government Bonds 0.6%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD)  (1) 2,710,000 2,188
Total Bahamas (Cost
$2,799
)
2,188
BAHRAIN 2.6%
Government Bonds 2.6%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD)  (1) 3,750,000 3,275
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 6.75%,
9/20/29 (USD)  1,710,000 1,702
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  2,905,000 2,982
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,225,000 1,119
Total Bahrain (Cost
$9,677
)
9,078
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%,
10/1/29 (USD)  (1) 275,000 260
Total Barbados (Cost
$278
)
260
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%,
7/15/32 (USD)  1,800,000 1,760
Total Bermuda (Cost
$1,786
)
1,760
BRAZIL 2.8%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28
(USD)  179,000 491
491
Corporate Bonds 1.5%
Braskem Netherlands Finance,
7.25%, 2/13/33 (USD)  (1) 885,000 870
Cosan Overseas, 8.25% (USD)  (4) 430,000 428
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  3,225,000 2,571
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD)  (1) 500,000 390
Sitios Latinoamerica, 5.375%,
4/4/32 (USD)  (1) 1,200,000 1,088
5,347
Government Bonds 1.1%
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/29  2,850,000 582
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/31  12,975,000 2,636
Republic of Brazil, 5.00%, 1/27/45
(USD)  823,000 644
3,862
Total Brazil (Cost
$9,906
)
9,700

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%,
1/27/33 (EUR)  (1) 1,365,000 1,478
Total Bulgaria (Cost
$1,435
)
1,478
CHILE 3.3%
Corporate Bonds 2.7%
AES Andes, VR, 6.35%, 10/7/79
(USD)  (1)(5) 725,000 668
AES Andes, VR, 7.125%, 3/26/79
(USD)  (1)(5) 1,700,000 1,573
Agrosuper, 4.60%, 1/20/32
(USD)  (1) 1,400,000 1,188
Banco Santander Chile, 3.177%,
10/26/31 (USD)  (1) 1,500,000 1,301
Celulosa Arauco y Constitucion,
4.20%, 1/29/30 (USD)  (1) 1,200,000 1,072
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 810
Corp. Nacional del Cobre de Chile,
5.125%, 2/2/33 (USD)  (1) 500,000 494
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 930
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD)  (1) 800,000 526
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD)  (1) 945,000 784
9,346
Government Bonds 0.6%
Republic of Chile, 3.25%, 9/21/71
(USD)  1,200,000 782
Republic of Chile, 3.50%, 1/31/34
(USD)  310,000 274
Republic of Chile, 4.00%, 1/31/52
(USD)  350,000 286
Republic of Chile, 4.95%, 1/5/36
(USD)  620,000 613
1,955
Total Chile (Cost
$13,094
)
11,301
CHINA 1.0%
Corporate Bonds 0.1%
Health & Happiness H&H
International Holdings, 5.625%,
10/24/24 (USD)  280,000 258
258
Government Bonds 0.9%
People's Republic of China, Series
INBK, 3.27%, 11/19/30  7,600,000 1,097
Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series
1916, 3.12%, 12/5/26  16,100,000 2,274
3,371
Total China (Cost
$3,998
)
3,629
COLOMBIA 4.9%
Corporate Bonds 1.4%
Banco Davivienda, VR, 6.65%
(USD)  (1)(4)(5) 1,975,000 1,455
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 967
Bancolombia, VR, 4.625%,
12/18/29 (USD)  (5) 920,000 784
Ecopetrol, 4.625%, 11/2/31 (USD)  1,460,000 1,128
Ecopetrol, 6.875%, 4/29/30 (USD)  200,000 183
Ecopetrol, 8.875%, 1/13/33 (USD)  390,000 386
4,903
Government Bonds 3.3%
Republic of Colombia, 3.00%,
1/30/30 (USD)  1,625,000 1,267
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,100,000 1,589
Republic of Colombia, 4.125%,
5/15/51 (USD)  880,000 529
Republic of Colombia, 4.50%,
3/15/29 (USD)  200,000 176
Republic of Colombia, 5.00%,
6/15/45 (USD)  4,425,000 3,092
Republic of Colombia, 6.125%,
1/18/41 (USD)  2,320,000 1,896
Republic of Colombia, Series B,
7.00%, 3/26/31  14,507,400,000 2,934
11,483
Private Investment Company 0.2%
Bona Fide Investments Feeder LLC,
Acquisition date: 6/1/22, Cost $121
(USD)  (3)(6)(7) † 147
Bona Fide Investments Holding LLC,
Acquisition date: 6/7/23, Cost $331
(USD)  (3)(6)(7) † 331
478
Total Colombia (Cost
$18,568
)
16,864
DOMINICAN REPUBLIC 4.8%
Government Bonds 4.8%
Dominican Republic, 4.50%,
1/30/30 (USD)  (1) 2,245,000 1,973
Dominican Republic, 4.875%,
9/23/32 (USD)  (1) 3,405,000 2,906
Dominican Republic, 4.875%,
9/23/32 (USD)  5,950,000 5,079
Dominican Republic, 5.875%,
1/30/60 (USD)  5,200,000 4,043
Dominican Republic, 6.85%,
1/27/45 (USD)  2,775,000 2,526

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 7.05%, 2/3/31
(USD)  (1) 160,000 160
Total Dominican Republic (Cost
$17,348
)
16,687
ECUADOR 1.1%
Government Bonds 1.1%
Republic of Ecuador, STEP, 2.50%,
7/31/35 (USD)  (1) 6,052,685 2,115
Republic of Ecuador, STEP, 2.50%,
7/31/35 (USD)  1,075,000 376
Republic of Ecuador, STEP, 5.50%,
7/31/30 (USD)  (1) 2,939,550 1,428
Total Ecuador (Cost
$7,489
)
3,919
EGYPT 1.1%
Government Bonds 1.1%
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  575,000 318
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  1,225,000 808
Arab Republic of Egypt, 7.903%,
2/21/48 (USD)  (1) 800,000 413
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  (1) 3,050,000 1,629
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  1,390,000 742
Total Egypt (Cost
$6,956
)
3,910
EL SALVADOR 1.0%
Government Bonds 1.0%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  2,410,000 2,144
Republic of El Salvador, 7.65%,
6/15/35 (USD)  2,295,000 1,363
Total El Salvador (Cost
$3,398
)
3,507
GHANA 0.3%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 616
616
Government Bonds 0.1%
Republic of Ghana, 10.75%,
10/14/30 (USD)  830,000 561
561
Total Ghana (Cost
$1,268
)
1,177
Par/Shares $ Value
(Cost and value in $000s)
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  133,853 112
Total Grenada (Cost
$124
)
112
GUATEMALA 1.1%
Government Bonds 1.1%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,050,000 1,001
Republic of Guatemala, 4.90%,
6/1/30 (USD)  (1) 1,000,000 935
Republic of Guatemala, 5.25%,
8/10/29 (USD)  (1) 230,000 219
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,809
Total Guatemala (Cost
$4,270
)
3,964
INDIA 2.9%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,155
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  754,875 594
Greenko Power II, 4.30%, 12/13/28
(USD)  1,066,625 930
2,679
Government Bonds 2.1%
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  (1) 255,000 206
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  3,300,000 2,660
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,055,000 4,468
7,334
Total India (Cost
$11,100
)
10,013
INDONESIA 7.1%
Corporate Bonds 1.2%
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 1,730
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 888
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 953
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD)  (1) 400,000 301
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 290
4,162

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 5.9%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  8,150,000 7,196
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  2,995,000 2,943
Perusahaan Penerbit, 4.40%, 3/1/28
(USD)  200,000 197
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  1,800,000 1,773
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  1,350,000 1,343
Republic of Indonesia, 4.55%,
1/11/28 (USD)  900,000 890
Republic of Indonesia, 4.625%,
4/15/43 (USD)  2,425,000 2,308
Republic of Indonesia, 5.25%,
1/17/42 (USD)  1,500,000 1,500
Republic of Indonesia, Series FR64,
6.125%, 5/15/28  35,324,000,000 2,369
20,519
Total Indonesia (Cost
$27,792
)
24,681
ISRAEL 0.4%
Corporate Bonds 0.4%
ICL Group, 6.375%, 5/31/38
(USD)  (1) 1,400,000 1,406
Total Israel (Cost
$1,511
)
1,406
IVORY COAST 2.8%
Government Bonds 2.8%
Republic of Ivory Coast, 4.875%,
1/30/32 (EUR)  1,155,000 984
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  7,375,000 6,481
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,760,000 2,143
Total Ivory Coast (Cost
$10,027
)
9,608
JAMAICA 0.5%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD)  (1) 345,953 286
TransJamaican Highway, 5.75%,
10/10/36 (USD)  374,004 309
595
Government Bonds 0.3%
Government of Jamaica, 6.75%,
4/28/28 (USD)  1,100,000 1,153
1,153
Total Jamaica (Cost
$1,967
)
1,748
Par/Shares $ Value
(Cost and value in $000s)
JORDAN 2.1%
Government Bonds 2.1%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  6,475,000 5,949
Kingdom of Jordan, 7.50%, 1/13/29
(USD)  (1) 1,400,000 1,411
Total Jordan (Cost
$8,091
)
7,360
KAZAKHSTAN 0.3%
Corporate Bonds 0.3%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,200,000 932
KazMunayGas National, 5.75%,
4/19/47 (USD)  335,000 274
Total Kazakhstan (Cost
$1,548
)
1,206
KENYA 0.6%
Government Bonds 0.6%
Republic of Kenya, 7.25%, 2/28/28
(USD)  2,444,000 2,126
Total Kenya (Cost
$2,173
)
2,126
KUWAIT 0.3%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30
(USD)  (1) 245,000 248
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 810
Total Kuwait (Cost
$1,143
)
1,058
MEXICO 7.4%
Corporate Bonds 3.2%
Axtel, 6.375%, 11/14/24 (USD)  (1) 505,000 515
Banco Mercantil del Norte, VR,
7.625% (USD)  (4)(5) 500,000 456
Banco Mercantil del Norte, VR,
8.375% (USD)  (4)(5) 575,000 537
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD)  (5) 2,975,000 2,584
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD)  (5) 750,000 668
BBVA Bancomer, VR, 8.45%,
6/29/38 (USD)  (1)(5) 560,000 561
Cemex, 5.45%, 11/19/29 (USD)  700,000 676
Cometa Energia, 6.375%, 4/24/35
(USD)  (1) 944,150 917
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,375,000 1,015
Mexico City Airport Trust, 5.50%,
7/31/47 (USD)  3,428,000 2,999

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 6.84%,
1/23/30 (USD)  270,000 215
11,143
Government Bonds 4.2%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  2,825,000 2,528
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,460,000 842
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  3,460,000 1,990
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  2,875,000 2,560
Petroleos Mexicanos, 8.75%, 6/2/29
(USD)  2,855,000 2,586
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 146
United Mexican States, 6.35%,
2/9/35 (USD)  1,710,000 1,802
United Mexican States, Series M,
7.75%, 5/29/31  41,300,000 2,284
14,738
Total Mexico (Cost
$28,736
)
25,881
MONGOLIA 0.2%
Government Bonds 0.2%
State of Mongolia, 4.45%, 7/7/31
(USD)  926,000 720
Total Mongolia (Cost
$769
)
720
MOROCCO 2.1%
Government Bonds 2.1%
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  (1) 1,300,000 1,031
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  2,670,000 2,118
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  4,480,000 3,023
Kingdom of Morocco, 6.50%,
9/8/33 (USD)  (1) 1,050,000 1,084
Total Morocco (Cost
$7,885
)
7,256
NIGERIA 0.7%
Government Bonds 0.7%
Republic of Nigeria, 7.875%,
2/16/32 (USD)  2,950,000 2,481
Total Nigeria (Cost
$2,119
)
2,481
OMAN 4.4%
Corporate Bonds 0.4%
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 484
Oryx Funding, 5.80%, 2/3/31
(USD)  (1) 200,000 194
Par/Shares $ Value
(Cost and value in $000s)
Oryx Funding, 5.80%, 2/3/31 (USD)  700,000 677
1,355
Government Bonds 4.0%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  900,000 876
Sultanate of Oman, 5.375%, 3/8/27
(USD)  5,380,000 5,288
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,400,000 1,387
Sultanate of Oman, 6.00%, 8/1/29
(USD)  1,100,000 1,103
Sultanate of Oman, 6.25%, 1/25/31
(USD)  (1) 710,000 722
Sultanate of Oman, 6.50%, 3/8/47
(USD)  3,060,000 2,861
Sultanate of Oman, 6.75%, 10/28/27
(USD)  1,700,000 1,759
13,996
Total Oman (Cost
$15,611
)
15,351
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,936,000 898
Total Pakistan (Cost
$2,055
)
898
PANAMA 3.5%
Corporate Bonds 0.6%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD)  (1) 520,000 417
Banco General, VR, 5.25% (USD)  (1)
(4)(5) 905,000 783
Banco Nacional de Panama, 2.50%,
8/11/30 (USD)  (1) 1,105,000 870
2,070
Government Bonds 2.9%
Republic of Panama, 2.252%,
9/29/32 (USD)  4,650,000 3,565
Republic of Panama, 4.50%,
1/19/63 (USD)  1,750,000 1,285
Republic of Panama, 6.40%,
2/14/35 (USD)  4,950,000 5,174
10,024
Total Panama (Cost
$13,039
)
12,094
PARAGUAY 1.5%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD)  (1) 1,005,000 923
923
Government Bonds 1.2%
Republic of Paraguay, 4.95%,
4/28/31 (USD)  (1) 840,000 809

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Paraguay, 5.40%,
3/30/50 (USD)  3,655,000 3,132
Republic of Paraguay, 5.85%,
8/21/33 (USD)  (1) 290,000 290
4,231
Total Paraguay (Cost
$6,044
)
5,154
PERU 1.2%
Corporate Bonds 0.1%
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  298,274 290
290
Government Bonds 1.1%
Republic of Peru, 2.78%, 12/1/60
(USD)  3,010,000 1,848
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 1,083
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 444
Republic of Peru, 6.15%, 8/12/32  2,220,000 585
3,960
Total Peru (Cost
$5,476
)
4,250
PHILIPPINES 2.0%
Corporate Bonds 1.1%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,204
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,127
Manila Water, 4.375%, 7/30/30
(USD)  1,600,000 1,476
3,807
Government Bonds 0.9%
Republic of Philippines, 2.65%,
12/10/45 (USD)  4,175,000 2,819
Republic of Philippines, 4.625%,
7/17/28 (USD)  200,000 201
3,020
Total Philippines (Cost
$8,459
)
6,827
POLAND 0.5%
Government Bonds 0.5%
Republic of Poland, 3.875%,
2/14/33 (EUR)  960,000 1,043
Republic of Poland, 5.50%, 4/4/53
(USD)  520,000 525
Total Poland (Cost
$1,534
)
1,568
QATAR 2.5%
Corporate Bonds 1.0%
Qatar Energy, 2.25%, 7/12/31
(USD)  (1) 1,210,000 1,016
Par/Shares $ Value
(Cost and value in $000s)
Qatar Energy, 2.25%, 7/12/31 (USD)  1,250,000 1,050
QatarEnergy, 3.125%, 7/12/41
(USD)  (1) 1,760,000 1,350
3,416
Government Bonds 1.5%
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,413
State of Qatar, 4.817%, 3/14/49
(USD)  4,000,000 3,853
5,266
Total Qatar (Cost
$11,580
)
8,682
ROMANIA 1.7%
Government Bonds 1.7%
Republic of Romania, 2.875%,
4/13/42 (EUR)  (1) 610,000 411
Republic of Romania, 3.00%,
2/14/31 (USD)  710,000 590
Republic of Romania, 3.375%,
1/28/50 (EUR)  2,935,000 2,013
Republic of Romania, 4.00%,
2/14/51 (USD)  (1) 926,000 664
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 2,162
Total Romania (Cost
$7,822
)
5,840
SAUDI ARABIA 2.2%
Government Bonds 2.2%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 1,804
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD)  (1) 1,265,000 892
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 379
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD)  (1) 585,000 508
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  1,150,000 1,073
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  2,000,000 1,846
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,250,000 1,105
Total Saudi Arabia (Cost
$8,775
)
7,607
SENEGAL 2.3%
Government Bonds 2.3%
Republic of Senegal, 6.25%,
5/23/33 (USD)  9,325,000 7,830
Total Senegal (Cost
$8,381
)
7,830

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 2.125%, 12/1/30
(USD)  5,450,000 4,202
Republic of Serbia, 6.25%, 5/26/28
(USD)  (1) 680,000 678
Total Serbia (Cost
$5,540
)
4,880
SOUTH AFRICA 2.1%
Corporate Bonds 0.3%
Transnet, 8.25%, 2/6/28 (USD)  (1) 1,035,000 1,008
1,008
Government Bonds 1.8%
Republic of South Africa, 5.65%,
9/27/47 (USD)  2,470,000 1,753
Republic of South Africa, 5.875%,
4/20/32 (USD)  1,600,000 1,421
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 366
Republic of South Africa, 7.30%,
4/20/52 (USD)  1,680,000 1,416
Republic of South Africa, Series
2030, 8.00%, 1/31/30  24,979,000 1,173
6,129
Total South Africa (Cost
$8,013
)
7,137
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
POSCO, 5.75%, 1/17/28 (USD)  (1) 200,000 203
203
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%,
1/11/28 (USD)  350,000 351
Export-Import Bank of Korea,
5.125%, 1/11/33 (USD)  400,000 411
762
Total South Korea (Cost
$950
)
965
SRI LANKA 1.4%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24
(USD)  (8) 438,000 217
217
Government Bonds 1.3%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD)  (3)(8) 2,505,000 1,195
Republic of Sri Lanka, 6.825%,
7/18/26 (USD)  (3)(8) 200,000 95
Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, 6.85%,
11/3/25 (USD)  (3)(8) 7,180,000 3,421
4,711
Total Sri Lanka (Cost
$6,768
)
4,928
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for
Reconstruction & Development,
Zero Coupon, 3/31/27 (USD)  1,175,000 1,054
Total Supranational (Cost
$1,027
)
1,054
SURINAME 0.8%
Government Bonds 0.8%
Republic of Suriname, 9.25%,
10/26/26 (USD)  (3)(8) 2,859,000 2,430
Republic of Suriname, 12.875%,
12/30/23 (USD)  (3)(8) 200,000 170
Republic of Suriname, 12.875%,
12/30/23 (USD)  (1)(3)(8) 325,000 276
Total Suriname (Cost
$2,625
)
2,876
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 324
324
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD)  (1) 810,000 769
769
Total Tanzania (Cost
$1,225
)
1,093
THAILAND 1.1%
Corporate Bonds 1.1%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD)  (1)(5) 880,000 718
Bangkok Bank, VR, 3.733%,
9/25/34 (USD)  (5) 1,500,000 1,273
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  (1) 965,000 616
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  1,700,000 1,086
Total Thailand (Cost
$4,589
)
3,693
TURKEY 2.6%
Government Bonds 2.6%
Republic of Turkey, 4.25%, 4/14/26
(USD)  3,050,000 2,733
Republic of Turkey, 5.95%, 1/15/31
(USD)  1,200,000 1,015

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Turkey, 6.00%, 1/14/41
(USD)  2,600,000 1,922
Republic of Turkey, 8.60%, 9/24/27
(USD)  1,150,000 1,133
Republic of Turkey, 9.375%, 3/14/29
(USD)  1,125,000 1,130
Republic of Turkey, 9.375%, 1/19/33
(USD)  950,000 955
Total Turkey (Cost
$9,808
)
8,888
UNITED ARAB EMIRATES 1.7%
Corporate Bonds 1.6%
Abu Dhabi Ports, 2.50%, 5/6/31
(USD)  1,900,000 1,614
DP World Crescent, 3.875%,
7/18/29 (USD)  1,950,000 1,850
Emirates NBD Bank, VR, 6.125%
(USD)  (4)(5) 1,100,000 1,087
Ruwais Power, 6.00%, 8/31/36
(USD)  1,020,000 1,063
5,614
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50
(USD)  230,000 167
167
Total United Arab Emirates (Cost
$6,583
)
5,781
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery
Certificates, Acquisition date:
8/23/18, Cost $— (EUR)  (3)(6)(7) 488,383 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.4%
Corporate Bonds 0.4%
Hyundai Capital America, 5.60%,
3/30/28  (1) 605,000 600
LCPR Senior Secured Financing,
5.125%, 7/15/29  (1) 1,045,000 870
Total United States (Cost
$1,675
)
1,470
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay,
5.75%, 10/28/34 (USD)  1,580,000 1,710
Total Uruguay (Cost
$1,666
)
1,710
Par/Shares $ Value
(Cost and value in $000s)
VENEZUELA 1.0%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/18 (USD)  (3)(8) 800,000 12
12
Government Bonds 1.0%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD)  (3)(8) 3,600,000 127
Petroleos de Venezuela, 6.00%,
5/16/24 (USD)  (3)(8) 10,960,000 425
Petroleos de Venezuela, 6.00%,
11/15/26 (USD)  (3)(8) 2,950,000 103
Petroleos de Venezuela, 8.50%,
10/27/20 (USD)  (3)(8) 2,355,500 954
Petroleos de Venezuela, 9.00%,
11/17/21 (USD)  (3)(8) 24,590,000 953
Petroleos de Venezuela, 9.75%,
5/17/35 (USD)  (3)(8) 985,000 39
Petroleos de Venezuela, 12.75%,
2/17/22 (USD)  (3)(8) 3,430,000 136
Republic of Venezuela, 6.00%,
12/9/20 (USD)  (3)(8) 3,350,000 209
Republic of Venezuela, 7.75%,
10/13/19 (USD)  (3)(8) 3,600,000 216
Republic of Venezuela, 9.25%,
9/15/27 (USD)  (3)(8) 1,000,000 90
Republic of Venezuela, 11.75%,
10/21/26 (USD)  (3)(8) 1,500,000 139
Republic of Venezuela, 11.95%,
8/5/31 (USD)  (3)(8) 800,000 74
Republic of Venezuela, 12.75%,
8/23/22 (USD)  (3)(8) 550,000 49
3,514
Total Venezuela (Cost
$25,116
)
3,526
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  (1) 315,000 278
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  270,000 238
Total Vietnam (Cost
$589
)
516
ZAMBIA 0.5%
Government Bonds 0.5%
Republic of Zambia, 5.375%,
9/20/22 (USD)  (3)(8) 3,429,000 1,809
Total Zambia (Cost
$2,220
)
1,809

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve
Fund, 5.13%  (9)(10) 11,752,335 11,752
Total Short-Term Investments
(Cost $11,752) 11,752
Total Investments in Securities
98.2% of Net Assets
(Cost $408,078) $ 341,270

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $56,421 and represents
16.2% of net assets.
(2) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(3) Non-income producing
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $478 and represents 0.1% of net assets.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Seven-day yield
(10) Affiliated Companies
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
IDR Indonesian Rupiah
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 8/25/23 USD 540 EUR 495 $ (2)
BNP Paribas 7/14/23 MXN 1,618 USD 93 1
BNP Paribas 7/14/23 ZAR 7,840 USD 405 11
BNP Paribas 8/25/23 USD 13,673 EUR 12,493 3
BNP Paribas 9/8/23 USD 528 COP 2,414,403 (39)
Citibank 7/7/23 USD 549 PEN 2,074 (22)
Citibank 9/8/23 USD 1,202 COP 5,432,406 (75)
Goldman Sachs 9/8/23 USD 432 COP 1,846,534 (2)
Goldman Sachs 9/15/23 USD 323 CNH 2,293 6
HSBC Bank 7/7/23 USD 440 IDR 6,640,403 (3)
HSBC Bank 7/14/23 USD 539 MXN 9,931 (39)
HSBC Bank 9/15/23 USD 3,317 CNH 23,463 68
JPMorgan Chase 7/7/23 IDR 6,640,403 USD 446 (3)
JPMorgan Chase 10/6/23 USD 446 IDR 6,640,403 5
Morgan Stanley 7/14/23 USD 1,267 MXN 23,284 (90)
Morgan Stanley 9/5/23 USD 1,037 BRL 5,250 (46)
Morgan Stanley 9/8/23 USD 707 COP 3,219,204 (50)
RBC Dominion Securities 7/14/23 MXN 8,022 USD 468 (1)
RBC Dominion Securities 7/14/23 USD 464 MXN 8,513 (32)
RBC Dominion Securities 10/13/23 USD 460 MXN 8,022 1
State Street 7/14/23 MXN 24,601 USD 1,434 (1)
State Street 9/5/23 USD 1,376 BRL 6,902 (48)
State Street 10/13/23 USD 858 MXN 14,974 —
State Street 10/13/23 USD 551 MXN 9,626 —
UBS Investment Bank 7/14/23 USD 1,696 ZAR 31,271 37
UBS Investment Bank 9/8/23 USD 400 COP 1,810,802 (26)
Wells Fargo 7/7/23 PEN 2,074 USD 570 1
Wells Fargo 10/6/23 USD 567 PEN 2,074 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (347)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 262 U.S. Treasury Notes ten year contracts 9/23 (29,414) $ 473
Long, 155 Ultra U.S. Treasury Bonds contracts 9/23 21,114 221
Net payments (receipts) of variation margin to date (531)
Variation margin receivable (payable) on open futures contracts $ 163

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — # $ — $ 210 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government Reserve Fund, 5.13% $ 18,095 ¤ ¤ $ 11,752 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $210 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,752.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities
18
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $408,078) $ 341,270
Interest and dividends receivable 5,479
Receivable for shares sold 855
Cash deposits on futures contracts 672
Receivable for investment securities sold 417
Variation margin receivable on futures contracts 163
Unrealized gain on forward currency exchange contracts 133
Foreign currency (cost $98) 96
Other assets 102
Total assets 349,187
Liabilities
Payable for investment securities purchased 907
Unrealized loss on forward currency exchange contracts 480
Investment management and administrative fees payable 240
Payable for shares redeemed 22
Total liabilities 1,649
NET ASSETS $ 347,538
Net Assets Consist of:
Total distributable earnings (loss) $ (148,749)
Paid-in capital applicable to 54,609,573 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 496,287
NET ASSETS $ 347,538
NET ASSET VALUE PER SHARE $ 6.36

T. ROWE PRICE Institutional Emerging Markets Bond Fund
(Unaudited)
Statement of Operations
19
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $4) $ 10,683
Dividend 210
Total income 10,893
Investment management and administrative expense 1,218
Net investment income 9,675
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (8,388)
Futures (1,151)
Forward currency exchange contracts (1,019)
Foreign currency transactions 47
Net realized loss (10,511)
Change in net unrealized gain / loss
Securities 13,810
Futures 956
Forward currency exchange contracts 250
Other assets and liabilities denominated in foreign currencies (4)
Change in net unrealized gain / loss 15,012
Net realized and unrealized gain / loss 4,501
INCREASE IN NET ASSETS FROM OPERATIONS
$ 14,176

T. ROWE PRICE Institutional Emerging Markets Bond Fund
(Unaudited)
Statement of Changes in Net Assets
20
($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,675 $ 20,125
Net realized loss (10,511) (57,130)
Change in net unrealized gain / loss 15,012 (49,434)
Increase (decrease) in net assets from operations 14,176 (86,439)
Distributions to shareholders
Net earnings (9,674) (20,522)
Capital share transactions
*
Shares sold 16,943 59,935
Distributions reinvested 9,630 19,989
Shares redeemed (41,553) (105,796)
Decrease in net assets from capital share transactions (14,980) (25,872)
Net Assets
Decrease during period (10,478) (132,833)
Beginning of period 358,016 490,849
End of period $ 347,538 $ 358,016
*Share information (000s)
Shares sold 2,679 9,059
Distributions reinvested 1,523 3,077
Shares redeemed (6,606) (16,394)
Decrease in shares outstanding (2,404) (4,258)

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Global Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Institutional Emerging Markets Bond Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and capital appreciation.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis.
Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value
Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15,
2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the
Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR),
and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S.
securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 329,040 $ — $ 329,040
Common Stocks — — — —
Private Investment Company
2
— — — 478
Short-Term Investments 11,752 — — 11,752
Total Securities 11,752 329,040 — 341,270
Forward Currency Exchange Contracts — 133 — 133
Futures Contracts* 694 — — 694
Total $ 12,446 $ 329,173 $ — $ 342,097
Liabilities
Forward Currency Exchange Contracts $ — $ 480 $ — $ 480
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent)
practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 694
Foreign exchange derivatives Forwards 133
*
Total $ 827
*
Liabilities
Foreign exchange derivatives Forwards $ 480
Total $ 480
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Total
Realized Gain (Loss)
Interest rate derivatives $ (1,151) $ — $ (1,151)
Foreign exchange derivatives — (1,019) (1,019)
Total $ (1,151) $ (1,019) $ (2,170)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 956 $ — $ 956
Foreign exchange derivatives — 250 250
Total $ 956 $ 250 $ 1,206

T. ROWE PRICE Institutional Emerging Markets Bond Fund

the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30,
2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2023, cash of $672,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 5% and 9%
of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 10% and 12% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries.
These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $39,988,000 and $50,844,000, respectively, for the six months ended June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $67,801,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $409,131,000. Net unrealized loss aggregated $67,506,000 at period-end, of which $4,247,000 related to appreciated investments and $71,753,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains.
Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements.
To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.70% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 54,016,226 196,144
Mark J. Parrell 53,993,698 218,540
Kellye L. Walker 54,002,409 210,013
Eric L. Veiel 53,709,880 502,305

T. ROWE PRICE Institutional Emerging Markets Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements
(Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited
(Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory
Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory
Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the
Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which reflects the fund’s all-inclusive management fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Expense
Group), the fund’s actual management fee rate ranked in the fourth quintile (Expense Group) and fifth quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and
Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E163-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023